Offerings	Sep. 04, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares representing beneficial interests in Compass Diversified Holdings
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares
b
eing
registered hereunder include such indeterminate number of common shares and preferred shares, respectively, as may be issuable as a result of stock splits, stock dividends or similar transactions.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust common interests of Compass Group Diversified Holdings LLC
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the tr ust c
ommon interests or
trust
pr
eferred interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares or preferred shares representing beneficial interests in Compass Diversified Holdings.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred shares representing beneficial interests in Compass Diversified Holdings
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares
b
eing
registered hereunder include such indeterminate number of common shares and preferred shares, respectively, as may be issuable as a result of stock splits, stock dividends or similar transactions.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust preferred interests of Compass Group Diversified Holdings LLC
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the tr ust c
ommon interests or
trust
pr
eferred interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares or preferred shares representing beneficial interests in Compass Diversified Holdings.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares representing beneficial interests in Compass Diversified Holdings
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares
b
eing
registered hereunder include such indeterminate number of common shares and preferred shares, respectively, as may be issuable as a result of stock splits, stock dividends or similar transactions.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust common interests of Compass Group Diversified Holdings LLC
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the tr ust c
ommon interests or
trust
pr
eferred interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares or preferred shares representing beneficial interests in Compass Diversified Holdings.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred shares representing beneficial interests in Compass Diversified Holdings
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares
b
eing
registered hereunder include such indeterminate number of common shares and preferred shares, respectively, as may be issuable as a result of stock splits, stock dividends or similar transactions.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust preferred interests of Compass Group Diversified Holdings LLC
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
An indeterminate aggregate initial offering price or number of the securities of each identified class is being registered
as may from time to time be offered and sold at indeterminate prices by the registrant and/or selling securityholders.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the tr ust c
ommon interests or
trust
pr
eferred interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares or preferred shares representing beneficial interests in Compass Diversified Holdings.
In accordance with Rules 456(b) and 457(r) under the Securities Act, except with respect to the Primary
Unsold
Common
Shares
,
Secondary
Unsold Common Shares and Primary Unsold Preferred Shares (each as defined below), the registrant is deferring payment of the entire registration fee and will pay the registration fee subsequently in advance or on a pay-as-
you
-go
basis.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares representing beneficial interests in Compass Diversified Holdings
Maximum Aggregate Offering Price	$ 288,725,050.36
Carry Forward Form Type	424(b)(5)
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Sep. 07, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 31,499.9
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares
b
eing
registered hereunder include such indeterminate number of common shares and preferred shares, respectively, as may be issuable as a result of stock splits, stock dividends or similar transactions.
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include an aggregate
of $288,725,050.36 unsold common shares with unspecified share numbers (the “Primary Unsold Common Shares”) previously registered on the prospectus supplement filed on September 7, 2021, and the accompanying base prospectus contained in the registration statement (the “2021 Registration Statement”) on Form
S-3
(Registration
No. 333-259374)
filed on September 7, 2021 (collectively, the “2021 September Prospectus Supplement”). In connection with the registration of the Primary Unsold Common Shares on the 2021 September Prospectus
Supplement
, a registration fee of $31,499.90 was paid, which registration fee will continue to be applied to the Primary Unsold Common Shares, with unspecified share numbers, included in this registration statement. Pursuant to Rule 415(a)(6), the offering of the Primary Unsold Common Shares registered under the 2021 September Prospectus Supplement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust common interests of Compass Group Diversified Holdings LLC
Carry Forward Form Type	424(b)(5)
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Sep. 07, 2021
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the tr ust c
ommon interests or
trust
pr
eferred interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares or preferred shares representing beneficial interests in Compass Diversified Holdings.

Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common shares representing beneficial interests in Compass Diversified Holdings
Amount Registered | shares	8,631,000
Carry Forward Form Type	424(b)(7)
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Apr. 12, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 30,205.01
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares
b
eing
registered hereunder include such indeterminate number of common shares and preferred shares, respectively, as may be issuable as a result of stock splits, stock dividends or similar transactions.
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement consist of 8,631,000 unsold common shares (the “Secondary Unsold Common Shares”) previously registered on the prospectus supplement filed on April 12, 2024, and the accompanying base prospectus contained in the 2021 Registration Statement (collectively, the “2024 April Prospectus Supplement”). In connection with the registration of the Secondary Unsold Common Shares on the 2024 April Prospectus Supplement, a
registration
fee of $30,205.01 was paid, which registration fee will continue to be applied to the Secondary Unsold Common Shares included in this registration
statement. Pursuant to Rule 415(a)(6), the offering of the Secondary Unsold Common Shares registered under the 2024 April Prospectus Supplement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 12
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust common interests of Compass Group Diversified Holdings LLC
Carry Forward Form Type	424(b)(7)
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Apr. 12, 2024
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the tr ust c
ommon interests or
trust
pr
eferred interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares or preferred shares representing beneficial interests in Compass Diversified Holdings.

Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred shares representing beneficial interests in Compass Diversified Holdings
Maximum Aggregate Offering Price	$ 82,773,659.69
Carry Forward Form Type	424(b)(5)
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Mar. 20, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 12,217.39
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the common shares and preferred shares
b
eing
registered hereunder include such indeterminate number of common shares and preferred shares, respectively, as may be issuable as a result of stock splits, stock dividends or similar transactions.
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include an aggregate of $82,773,659.69 of unsold Series A Preferred Shares, Series B Preferred Shares and Series C Preferred Shares with unspecified share numbers (the “Primary Unsold Preferred Shares”) previously registered on the prospectus supplement filed on March 20, 2024, and the accompanying base prospectus contained in the 2021 Registration Statement (collectively, the “2024 March Prospectus Supplement”). In connection with the registration of the Primary Unsold Preferred Shares on the 2024 March Prospectus Supplement, a registration fee of $12,217.39 was paid, which registration fee will continue to be applied to the Primary Unsold Preferred Shares, with unspecified share numbers, included in this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the Primary Unsold Preferred Shares registered under
the 2024 March Prospectus Supplement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 14
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Trust preferred interests of Compass Group Diversified Holdings LLC
Carry Forward Form Type	424(b)(5)
Carry Forward File Number	333-259374
Carry Forward Initial Effective Date	Mar. 20, 2024
Offering Note
Each common share or preferred share representing one beneficial interest in Compass Diversified Holdings corr espond
s to
one
und
erly
ing trust common interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable. If the trust is dissolved, each common share or preferred share representing a beneficial interest in Compass Diversified Holdings will be exchanged for a trust common
interest or trust preferred interest of Compass Group Diversified Holdings LLC, as applicable.
Pursuant to Rule 457(i) under the Securities Act, no registration fee is payable with respect to the tr ust c
ommon interests or
trust
pr
eferred interests of Compass Group Diversified Holdings LLC because no additional consideration will be received by Compass Diversified Holdings upon exchange of the common shares or preferred shares representing beneficial interests in Compass Diversified Holdings.